Intangible Assets, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset, useful life	7 years
Amortization expense	$ 1,019	$ 763